Liquid assets position (Tables)	6 Months Ended
Jun. 30, 2018
Liquid assets position
Schedule of cash and cash equivalents

	June 30,	December 31,
	2018	2017
	(Euro, in thousands)
Cash at banks	€291,849	€288,052
Term deposits	625,427	713,446
Money market funds	149,487	149,711
Cash on hand	3	3
Total cash and cash equivalents	€1,066,766	€1,151,211